SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares
Statements Line Items
Change in fair value of financial instruments	$ (49,108)		$ 609,733	$ 88,515
Shares issued as incentive stock grants (shares) | shares				140,000
Equity investment share-based payments	246,718			$ 366,800
Currency translation adjustment	1,208,463		(1,424,814)	(862,335)
CTA gain (loss) on royalty interest	1,391,270		(1,605,133)	(949,607)
CTA gain (loss) on goodwill	59,049		(223,778)	(230,234)
CTA gain (loss) on deferred tax liability	(258,922)		443,115	309,230
CTA gain (loss) in the net assets of a subsidiary	17,066		(39,018)	8,276
Conversion of convertible loan to an investment in an associated company			1,017,540	1,605,466
Finder's fees in units			345,246
Investment amount of shares received	483,515	$ 370,000
Reclass from commitment to issue shares	$ 1,838,694		1,415,639
Number of shares issued for credit facility | shares	381,321
Value of share issued for credit facility	$ 602,487
Shares issued for credit facility, value per share | $ / shares	$ 1.58
Reclass of investment in associated entity	$ 911,477
Capital stock [Member]
Statements Line Items
Shares issued as incentive stock grants				166,600
Reclass of reserves on exercise of options	90,254		45,545
Finder's fees in units			305,789
Reclass from commitment to issue shares	290,277		358,490
Share-based payments [Member]
Statements Line Items
Equity investment share-based payments	246,718			$ 366,800
Reclass of reserves on exercise of options	(90,254)		(45,545)
Finder's fees in units			39,457
Reclass from commitment to issue shares	1,572,242		$ 1,033,324
Share capital [member]
Statements Line Items
Reclass from commitment to issue shares	$ 23,825